Advances for Vessel Acquisitions and Lease Hold Improvements (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Aug. 22, 2012
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Advances for vessel acquisition	$ 5,205,000
Leasehold improvements	2,414,299 [1]
PSVs [Member]
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Purchase price of vessels	12,050,000
Advances for vessel acquisition	10,410,000
Term of bareboat agreement	24 months
Daily charter rate	3,000
Amount of delivery installment payable	6,845,000
Amount charged under bareboat agreements included under formation and administrative costs	178,023
OSRVs [Member]
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Purchase price of vessels		12,460,000
Advances for vessel acquisition	5,205,000
Term of bareboat agreement	12 months
Daily charter rate	1,000
Amount of delivery installment payable	$ 5,205,000

[1]	Note 4